Note 7 - Loans Receivable, Net and Allowance for Loan Losses (Tables)	12 Months Ended
Dec. 31, 2021
Notes Tables
Schedule of Accounts, Notes, Loans and Financing Receivable [Table Text Block]
	December 31, 2021	December 31, 2020
Real estate loans:
One-to-four family residential:
Owner occupied	$9,779	$7,528
Non-owner occupied	38,752	38,884
Total one-to-four family residential	48,531	46,412
Multi-family (five or more) residential	29,344	24,043
Commercial real estate	183,822	131,820
Construction	15,843	4,775
Home equity	4,706	3,788
Total real estate loans	282,246	210,838

Commercial business	129,608	154,387
Other consumer	12	17
Total Loans	411,866	365,242

Deferred loan fees and costs	(2,638)	(3,059)
Allowance for loan losses	(5,262)	(3,061)
Net Loans	$403,966	$359,122

Financing Receivable Credit Quality Indicators [Table Text Block]
	December 31, 2021
	Pass	Special Mention	Substandard	Doubtful	Total
One-to-four family residential owner occupied	$9,365	$414	$--	$--	$9,779
One-to-four family residential non-owner occupied	38,743	--	9	--	38,752
Multi-family residential	27,621	1,723	--	--	29,344
Commercial real estate	181,914	--	1,908	--	183,822
Construction	15,843	--	--	--	15,843
Home equity	4,706	--	--	--	4,706
Commercial business	125,725	--	3,883	--	129,608
Other consumer	12	--	--	--	12
Total	$403,929	$2,137	$5,800	$--	$411,866
	December 31, 2020
	Pass	Special Mention	Substandard	Doubtful	Total
One-to-four family residential owner occupied	$6,942	$415	$171	$--	$7,528
One-to-four family residential non-owner occupied	38,567	--	317	--	38,884
Multi-family residential	24,043	--	--	--	24,043
Commercial real estate	129,236	2,292	292	--	131,820
Construction	4,775	--	--	--	4,775
Home equity	3,788	--	--	--	3,788
Commercial business	154,387	--	--	--	154,387
Other consumer	17	--	--	--	17
Total	$361,755	$2,707	$780	$--	$365,242

Impaired Financing Receivables [Table Text Block]
	December 31, 2021
	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment	Interest Income Recognized
With no related allowance recorded:
One-to-four family residential owner occupied	$-	$-	$--	$66	$--
One-to-four family residential non-owner occupied	9	9	--	9	--
Multi-family residential	--	--	--	--	--
Commercial real estate	131	131	--	131	12
Construction	--	--	--	--	--
Home equity	--	--	--	--	--
Commercial business	--	--	--	18	--
Other consumer	--	--	--	--	--

With an allowance recorded:
One-to-four family residential owner occupied	$--	$--	$--	$--	$--
One-to-four family residential non-owner occupied	--	--	--	--	--
Multi-family residential	--	--	--	--	--
Commercial real estate	--	--	--	--	--
Construction	--	--	--	--	--
Home equity	--	--	--	--	--
Commercial business	--	--	--	--	--
Other consumer	--	--	--	--	--

Total:
One-to-four family residential owner occupied	$-	-	$--	$66	$--
One-to-four family residential non-owner occupied	9	9	--	9	--
Multi-family residential	--	--	--	--	--
Commercial real estate	131	131	--	131	12
Construction	--	--	--	--	--
Home equity	--	--	--	--	--
Commercial business	--	--	--	18	--
Other consumer	--	--	--	--	--
Total	$140	$140	$--	$224	$12
The following table presents impaired loans by class, segregated by those for which a specific allowance was required and those for which a specific allowance was not necessary as of December 31, 2020 as well as the average recorded investment and related interest income for the year then ended (in thousands):

December 31, 2020
	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment	Interest Income Recognized
With no related allowance recorded:
One-to-four family residential owner occupied	$171	$178	$--	$171	$1
One-to-four family residential non-owner occupied	19	19	--	19	3
Multi-family residential	--	--	--	--	--
Commercial real estate	131	131	--	131	1
Construction	--	--	--	--	--
Home equity	--	--	--	--	--
Commercial business	--	--	--	--	--
Other consumer	--	--	--	--	--

With an allowance recorded:
One-to-four family residential owner occupied	$--	$--	$--	$--	$--
One-to-four family residential non-owner occupied	--	--	--	--	--
Multi-family residential	--	--	--	--	--
Commercial real estate	--	--	--	--	--
Construction	--	--	--	--	--
Home equity	--	--	--	--	--
Commercial business	--	--	--	--	--
Other consumer	--	--	--	--	--

Total:
One-to-four family residential owner occupied	$171	178	$--	$171	$1
One-to-four family residential non-owner occupied	19	19	--	19	3
Multi-family residential	--	--	--	--	--
Commercial real estate	131	131	--	131	1
Construction	--	--	--	--	--
Home equity	--	--	--	--	--
Commercial business	--	--	--	--	--
Other consumer	--	--	--	--	--
Total	$321	$328	$--	$321	$5

Financing Receivable, Troubled Debt Restructuring [Table Text Block]
December 31, 2021
	Number of Contracts	Recorded Investment	Non- Accrual	Accruing	Related Allowance
One-to-four family residential owner occupied	--	$--	$--	$--	$--
One-to-four family residential non-owner occupied	1	9	9	--	--
Multi-family residential	--	--	--	--	--
Commercial real estate	1	131	--	131	--
Construction	--	--	--	--	--
Home equity	--	--	--	--	--
Commercial business	--	--	--	--	--
Other consumer	--	--	--	--	--
Total	2	$140	$9	$131	$--
December 31, 2020
	Number of Contracts	Recorded Investment	Non- Accrual	Accruing	Related Allowance
One-to-four family residential owner occupied	--	$--	$--	$--	$--
One-to-four family residential non-owner occupied	1	19	19	--	--
Multi-family residential	--	--	--	--	--
Commercial real estate	1	131	--	131	--
Construction	--	--	--	--	--
Home equity	--	--	--	--	--
Commercial business	--	--	--	--	--
Other consumer	--	--	--	--	--
Total	2	$150	$19	$131	$--

Contractual Aging of Troubled Debt Restructurings [Table Text Block]
December 31, 2021
	Current	Past Due 30-89 Days	Greater than 90 Days and Accruing	Non- Accrual	Total
One-to-four family residential owner occupied	$--	$--	$--	$--	$--
One-to-four family residential non-owner occupied	--	--	--	9	9
Multi-family residential	--	--	--	--	--
Commercial real estate	131	--	--	--	131
Construction	--	--	--	--	--
Home equity	--	--	--	--	--
Commercial business	--	--	--	--	--
Other consumer	--	--	--	--	--
Total	$131	$--	$--	$9	$140
December 31, 2020
	Current	Past Due 30-89 Days	Greater than 90 Days and Accruing	Non- Accrual	Total
One-to-four family residential owner occupied	$--	$--	$--	$--	$--
One-to-four family residential non-owner occupied	--	--	--	19	19
Multi-family residential	--	--	--	--	--
Commercial real estate	131	--	--	--	131
Construction	--	--	--	--	--
Home equity	--	--	--	--	--
Commercial business	--	--	--	--	--
Other consumer	--	--	--	--	--
Total	$131	$--	$--	$19	$150

Financing Receivable, Current, Allowance for Credit Loss [Table Text Block]
	December 31, 2021
	1-4 Family Residential Owner Occupied	1-4 Family Residential Non- Owner Occupied	Multi- Family Residential	Commercial Real Estate	Construction	Home Equity	Commercial Business and Other Consumer	Unallocated	Total
Allowance for loan losses:
Beginning balance	$88	$362	$229	$1,287	$62	$20	$763	$250	$3,061
Charge-offs	--	--	--	--	--	--	(17)	--	(17)
Recoveries	--	--	--	--	--	--	17	--	17
Provision	(15)	(70)	20	1,188	57	9	862	150	2,201
Ending balance	$73	$292	$249	$2,475	$119	$29	$1,625	$400	$5,262
Ending balance evaluated
for impairment:
Individually	$--	$--	$--	$--	$--	$--	$--	$--	$-
Collectively	$73	$292	$249	$2,475	$119	$29	1,625	$400	$5,262
Loans receivable:
Ending balance	$9,779	$38,752	$29,344	$183,822	$15,843	$4,706	$129,620		$411,866
Ending balance evaluated
for impairment:
Individually	$-	$9	$--	$131	$--	$--	$--		$140
Collectively	$9,779	$38,743	$29,344	$183,691	$15,843	$4,706	$129,620		$411,726
	December 31, 2020
	1-4 Family Residential Owner Occupied	1-4 Family Residential Non-Owner Occupied	Multi- Family Residential	Commercial Real Estate	Construction	Home Equity	Commercial Business and Other Consumer	Unallocated	Total
Allowance for loan losses:
Beginning balance	$52	$351	$145	$854	$250	$19	$500	$60	$2,231
Charge-offs	--	--	--	--	--	--	--	--	--
Recoveries	--	--	--	--	--	--	--	--	--
Provision	36	11	84	433	(188)	1	263	190	830
Ending balance	$88	$362	$229	$1,287	$62	$20	$763	$250	$3,061
Ending balance evaluated
for impairment:
Individually	$--	$--	$--	$--	$--	$--	$--	$--	$-
Collectively	$88	$362	$229	$1,287	$62	$20	763	$250	$3,061
Loans receivable:
Ending balance	$7,528	$38,884	$24,043	$131,820	$4,775	$3,788	$154,404		$365,242
Ending balance evaluated
for impairment:
Individually	$171	$19	$--	$131	$--	$--	$--		$321
Collectively	$7,357	$38,865	$24,043	$131,689	$4,775	$3,788	$154,404		$364,921

Financing Receivable, Nonaccrual [Table Text Block]
	December 31, 2021	December 31, 2020
One-to-four family residential owner occupied	$-	$171
One-to-four family residential non-owner occupied	9	19
Multi-family residential	--	--
Commercial real estate	--	--
Construction	--	--
Home equity	--	--
Commercial business	--	--
Other consumer	--	--
Total	$9	$190

Financing Receivable, Past Due [Table Text Block]
	December 31, 2021
	30-89 Days Past Due	90 Days or More Past Due	Total Past Due	Current	Total Loans Receivable	Loans Receivable 90 Days or More Past Due and Accruing

One-to-four family residential owner occupied	$809	$-	$809	$8,970	$9,779	$--
One-to-four family residential non-owner occupied	285	9	294	38,458	38,752	--
Multi-family residential	--	--	--	29,344	29,344	--
Commercial real estate	--	--	--	183,822	183,822	--
Construction	--	--	--	15,843	15,843	--
Home equity	--	--	--	4,706	4,706	--
Commercial business	367	--	367	129,241	129,608	--
Other consumer	--	--	--	12	12	--
Total	$1,461	$9	$1,470	$410,396	$411,866	$--
	December 31, 2020
	30-89 Days Past Due	90 Days or More Past Due	Total Past Due	Current	Total Loans Receivable	Loans Receivable 90 Days or More Past Due and Accruing

One-to-four family residential owner occupied	$822	$171	$993	$6,535	$7,528	$--
One-to-four family residential non-owner occupied	189	66	255	38,629	38,884	66
Multi-family residential	1,947	--	1,947	22,096	24,043	--
Commercial real estate	569	387	956	130,864	131,820	387
Construction	1,783	--	1,783	2,992	4,775	--
Home equity	--	--	--	3,788	3,788	--
Commercial business	574	--	574	153,813	154,387	--
Other consumer	--	--	--	17	17	--
Total	$5,884	$624	$6,508	$358,734	$365,242	$453